Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Schedule of movements relating to the right-of-use lease asset balances

Carrying amount, December 31, 2020	$267,168
ROU assets acquired (Note 4)	7,129
Difference in exchange	(52)
Additions to leased assets	44,342
Depreciation charges	(34,237)
Changes in assets held for sale	761
Carrying amount, December 31, 2021	$285,111

Carrying amount, December 31, 2019	$82,794
ROU assets acquired (Note 4)	155,662
Additions to leased assets	53,527
Depreciation charges	(22,553)
Changes in assets held for sale	(2,262)
Carrying amount, December 31, 2020	$267,168

Schedule of future minimum payments due under non-cancelable operating leases

Period	Scheduled payments
2022	$55,563
2023	53,414
2024	51,359
2025	49,701
2026	48,395
2027 and thereafter	347,693
Total undiscounted lease liability	606,125
Impact of discount	(286,674)
Lease liability at December 31, 2021	319,451
Less current portion of lease liability	(19,279)
Less long-term lease liabilities transferred to liabilities associated with assets held for sale	(1,891)
Long-term portion of lease liability	$298,281